Segment reporting - Schedule of operations and other information about reportable segments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment reporting
Revenue	R$ 807,577	R$ 756,715	R$ 612,324
Cost of services	(477,035)	(467,803)	(431,419)
Gross profit	330,542	288,912	R$ 180,905
CPaaS [member]
Segment reporting
Revenue	512,565	496,161
Cost of services	(318,303)	(335,888)
Gross profit	194,262	160,273
SaaS [member]
Segment reporting
Revenue	295,012	260,554
Cost of services	(158,732)	(131,915)
Gross profit	R$ 136,280	R$ 128,639